Acquisitions - Narrative (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 12, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Asset Acquisition, Contingent Consideration [Line Items]
Common shares issued upon completion of acquisition (in shares)		0	0
Gain on bargain purchase of Seajacks		$ 0	$ 57,436	$ 0
Seajacks International Limited
Asset Acquisition, Contingent Consideration [Line Items]
Percentage of interests acquired	100.00%
Shares issued in acquisition (in shares)	8,130,000
Redeemable notes issued in acquisition	$ 70,700
Common shares issued upon completion of acquisition (in shares)	7,500,000
Common shares issued upon completion of acquisition (in shares)	700,000
Gain on bargain purchase of Seajacks	$ 57,436		$ 57,400